Capitalized Software Development Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capitalized Computer Software, Net [Abstract]
Capitalized Software Development Costs
5. Capitalized Software Development Costs
Capitalized software for the Company’s software platforms was developed either internally or was acquired through acquisitions. Capitalized software development costs and acquired software technology are summarized as follows (in thousands):

	March 31, 2022	December 31, 2021
Capitalized software development costs, gross	$397,447	$385,384
Less, accumulated depreciation	(292,527)	(276,533)

Capitalized software development costs, net	$104,920	$108,851

Amortization of capitalized software development costs, recorded as cost of revenue, was $16.0 million and $15.2 million during the three months ended March 31, 2022 and 2021, respectively.

7. Capitalized Software Development Costs
Capitalized software for the Company’s software platforms was developed either internally or was acquired through acquisitions. Capitalized software development costs and acquired software technology are summarized as follows (in thousands):

	As of December 31,
	2021	2020

Capitalized software development costs, gross	$385,384	$339,082
Less accumulated amortization	(276,533)	(215,052)

Capitalized software development costs, net	$108,851	$124,030

Amortization of capitalized software development costs, recorded as cost of revenue, was $61.5 million, $58.6 million, and $48.6 million during the years ended December 31, 2021, 2020, and 2019, respectively.